Other receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total current	$ 34,484	$ 44,446
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total non current	526	162
Assigned Assets And In Custody [Member]
IfrsStatementLineItems [Line Items]
Total current	17,581	11,767
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total current	2,483	1,931
Security Deposits [Member]
IfrsStatementLineItems [Line Items]
Total current	800	668
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Total current	5,151	5,051
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total current	6,880	6,154
Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Total current	1,234	17,127
Debtors For Complementary Activities [Member]
IfrsStatementLineItems [Line Items]
Total current	2,058	1,787
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Total current	123	29
Allowance For Impairment Of Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total current	$ (1,826)	$ (68)